Loans receivable, net (Tables)	12 Months Ended
Dec. 31, 2021
Accounts Receivable and Related Allowance for Doubtful Accounts
Loans receivable originated and retained by the Group consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Loans	2,736,894	2,410,149
Credit loss allowance for loans receivable	(382,012)	(427,873)

Loans receivable, net	2,354,882	1,982,276

Schedule of Allowance for Loan Losses
The following table sets forth the activity in the allowance for loan losses for the years ended December 31, 2019, 2020 and 2021.

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Beginning balance	74,381	316,124	382,012
Impact of adoption of ASC 326 (Note 2(b))	—	303,291	—
Provision for loans receivable	299,504	463,175	374,243
Current period write off	(57,761)	(700,578)	(328,382)

Ending balance	316,124	382,012	427,873

Schedule of Aging of Loans	The following table presents loans receivables based on type of borrowers and delinquency as of December 31, 2020 and December 31, 2021:

	1-89 days past due	90-119 days past due	120-149 days past due	150-179 days past due	Total past due	Current	Total loans receivable
December 31, 2020
New borrowers	19,443	5,564	5,359	4,667	35,033	231,001	266,034
Repeat borrowers	101,880	28,994	27,251	27,449	185,574	2,285,286	2,470,860

Total	121,323	34,558	32,610	32,116	220,607	2,516,287	2,736,894

December 31, 2021
New borrowers	31,036	8,658	9,771	7,181	56,646	251,554	308,200
Repeat borrowers	93,254	25,998	26,061	21,617	166,930	1,935,019	2,101,949

Total	124,290	34,656	35,832	28,798	223,576	2,186,573	2,410,149